Note 12 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
12
.
Subsequent Event
s

During
January
and
February 2018,
300
shares of Series D Preferred Stock were converted into
20,000,000
shares of common stock.

During
February 2018,
we issued
5,000,000
shares of our common stock in connection with entering into a financial advisory and investment banking agreement.

On
February 28, 2018,
we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five
-year Senior Promissory Note (the “Note”) in exchange for
$50,000.
The Note bears an annual interest rate of
5%,
payable monthly, with principal repayments beginning in the
second
year. In connection with the Note, we also issued to the GRA a five
-year warrant to purchase
178,571
shares of our common stock at a purchase price of
$0.042
per share.

On
March
5,
2018,
we sold shares of our Series E convertible preferred stock to certain institutional investors for an aggregate purchase price of
$600,000.
The preferred stock is convertible at any time into shares of our common stock at
$0.08
per share (
7,500,000
shares in the aggregate), subject to possible adjustment as provided in the certificate of designation.